Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related-Party Transactions
15. RELATED-PARTY TRANSACTIONS
Vivid Cheers Inc.
In December 2020, Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a non-profit
organization within the meaning of Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “IRC”). Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. We have the right to elect the board of directors of Vivid Cheers, which currently comprises our executives. We do not have a controlling financial interest in Vivid Cheers and, accordingly, do not consolidate its statement of activities with our financial results. We made no charitable contributions to Vivid Cheers during the three and nine months ended September 30, 2023. We made no charitable contributions to Vivid Cheers during the three months ended September 30, 2022, and $0.6 million during the nine months ended September 30, 2022. We had no accrued charitable contributions payable as of September 30, 2023 and December 31, 2022.
Viral Nation Inc.
Viral Nation Inc. (“Viral Nation”) is a marketing agency that creates viral social media influencer campaigns and provides advertising, marketing, and technology services. Todd Boehly, a member of our Board, is the
Co-Founder,
Chairman and CEO of Eldridge Industries, LLC, which owns in excess of 25% of Viral Nation. We incurred an expense of $0.1 million for the three and nine months ended September 30, 2023 and $0.2 million and $0.8 million for the three and nine months ended September 30, 2022, respectively, which is presented in Marketing and selling expenses on the Condensed Consolidated Statements of Operations.
Rolling Stone
Rolling Stone, LLC (“Rolling Stone”) is a high-profile magazine and media platform that focuses on music, film, television, and news coverages. Todd Boehly, a member of our Board, is the
Co-Founder,
Chairman and CEO of Eldridge Industries, LLC, which owns in excess of 20% of Rolling Stone. We incurred an expense of $0.2 million and $0.7 million as part of our multifaceted partnership with Rolling Stone for the three and nine months ended September 30, 2023, respectively, which is presented in Marketing and selling expenses on the Condensed Consolidated Statements of Operations. We incurred an expense of $0.5 million and $0.6 million for the three and nine months ended September 30, 2022, respectively.
Khoros, LLC
Khoros, LLC (“Khoros”) is a social media engagement and management platform. Martin Taylor, a member of our Board, is a Senior Managing Director at Vista Equity Partners, which is one of our investors and a majority owner of Khoros. We incurred an expense of less than $0.1 million and $0.1 million for the three and nine months ended September 30, 2023, respectively, and less than $0.1 million and $0.1 million for the three and nine months ended September 30, 2022, respectively, which is presented in General and administrative expenses on the Condensed Consolidated Statements of Operations.

Los Angeles Dodgers
The Los Angeles Dodgers (the “Dodgers”) is a Major League Baseball team based in Los Angeles, California. Todd Boehly, a member of our Board, is a minority owner of the Dodgers. As part of our strategic partnership with the Dodgers, including our designation as the Official Ticket Marketplace of the Dodgers and certain other advertising, marketing, promotional and sponsorship benefits, we incurred an expense of $1.1 million for the three and nine months ended September 30, 2023 and zero for the three and nine months ended September 30, 2022, respectively, which is presented in Marketing and selling expenses on the Condensed Consolidated Statements of Operations.
Tax Receivable Agreement
In connection with the Merger Transaction, we entered into a Tax Receivable Agreement with the existing Hoya Intermediate shareholders that provides for our payment to such shareholders of 85% of the amount of the tax savings, if any, that we realize (or, under certain circumstances, are deemed to realize) as a result of, or attributable to, (i) increases in the tax basis of assets owned directly or indirectly by Hoya Intermediate or its subsidiaries from, among other things, any redemptions or exchanges of Intermediate Units, (ii) existing tax basis (including depreciation and amortization deductions arising from such tax basis) in long-lived assets owned directly or indirectly by Hoya Intermediate and its subsidiaries, and (iii) certain other tax benefits (including deductions in respect of imputed interest) related to us making payments under the Tax Receivable Agreement.
In conjunction with the Secondary Offering in the second quarter of 2023, Hoya Topco exchanged Intermediate Units, and as a result, we recorded a liability of $99.0 million and a deferred tax asset of $52.8 million related to the Secondary Offering as well as the projected payments under the Tax Receivable Agreement, with a corresponding reduction to additional paid-in
capital of $46.1 million. Tax Receivable Agreement-related liabilities are classified as current or long-term based on the expected date of payment. As of September 30, 2023, there were no amounts due within 12 months and, therefore, the entire liability is included in Tax Receivable Agreement liability within long-term liabilities in the Condensed Consolidated Balance Sheets.

18. RELATED-PARTY TRANSACTIONS
Vivid Cheers Inc.
In December 2020, Vivid Cheers Inc. (“Vivid Cheers”) was incorporated as a non-profit
organization
within
the meaning of Section 501(c)(3) of the Internal Revenue Code. Vivid Cheers’ mission is to support causes and organizations dedicated to healthcare, education, and support of workers in the live events industry during times of need. We have the right to elect the Board of Directors of Vivid Cheers, which currently comprises our executives. We do not have a controlling financial interest in Vivid Cheers, and accordingly, do not consolidate Vivid Cheers’ statement of activities with its financial results. We made charitable contributions of $0.6 million and $2.4 million for the years ended December 31, 2022 and 2021, respectively to Vivid Cheers. We had no accrued charitable contributions payable as of December 31, 2022 and had $1.3 million of accrued charitable contributions payable as of December 31, 2021, which is included in Accrued expenses and other current liabilities in the Consolidated Balance Sheet.
Viral Nation Inc.
Viral Nation Inc. (“Viral Nation”) is a marketing agency that creates viral and social media influencer campaigns and provides advertising, marketing, and technology services. Todd Boehly, a member of our Board, is the co-founder,
Chairman and CEO of Eldridge Industries, which owns in excess of 25% of Viral Nation. We incurred an expense of $
0.8
 million and $
0.2
 million for the years ended December 31, 2022 and 2021, respectively, which is presented in Marketing and selling expenses in the Consolidated Statements of Operations.
Rolling Stone
Rolling Stone is a high-profile magazine and media platform that focuses on music, film, TV, and news coverages. Todd Boehly, a member of our Board, is the co-founder,
Chairman and CEO of Eldridge Industries, which owns in excess of
20
% of Rolling Stone. We incurred an expense of $0.9 million and $0.1 million as part of our multifaceted partnership with Rolling Stone for the years ended December 31, 2022 and 2021, respectively, which is presented in Marketing and selling expenses in the Consolidated Statements of Operations.
Khoros, LLC
Khoros, LLC (“Khoros”) is a social media engagement and management platform. Martin Taylor, a member of our Board, is a principal at Vista Equity Partners, which is one of our investors and a majority owner of Khoros. We incurred an expense of $0.1 million and zero for the years ended December 31, 2022 and 2021, respectively, which is
presented in General and administrative expenses in the Consolidated Statements of Operations.